UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Global Balanced Fund

January 31, 2015

1.813033.110

GBL-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 54.6%
	Shares	Value
Australia - 1.2%
AMP Ltd.	87,085	$ 388,366
Ardent Leisure Group unit	35,027	75,496
Asciano Ltd.	40,277	187,519
Australia & New Zealand Banking Group Ltd.	15,834	404,202
BHP Billiton Ltd.	21,841	503,757
Cabcharge Australia Ltd.	51,178	172,133
Carsales.com Ltd.	14,717	117,189
Coca-Cola Amatil Ltd.	16,557	124,275
Commonwealth Bank of Australia	16,813	1,162,536
Computershare Ltd.	36,896	331,510
CSL Ltd.	9,042	615,340
Hotel Property Investments unit	12,813	26,276
John Fairfax Holdings Ltd.	240,569	167,346
Leighton Holdings Ltd.	11,083	176,369
Lend Lease Group unit	24,391	314,391
Lovisa Holdings Ltd.	29,323	55,310
Macquarie CountryWide Trust	13,052	44,397
Macquarie Group Ltd.	7,158	343,095
Mount Gibson Iron Ltd.	360,423	59,359
Myer Holdings Ltd.	170,257	205,081
Pact Group Holdings Ltd.	51,087	187,199
Paladin Energy Ltd. (Australia) (a)	319,501	93,424
Qantas Airways Ltd. (a)	62,625	126,194
QBE Insurance Group Ltd.	39,195	321,316
Sims Metal Management Ltd.	39,690	333,913
Suncorp Group Ltd.	30,032	342,178
Sunland Group Ltd.	65,878	87,181
Super Cheap Auto Group Ltd.	20,030	135,183
Sydney Airport unit	104,663	404,441
TOTAL AUSTRALIA		7,504,976
Austria - 0.3%
Andritz AG	20,300	1,101,072
Erste Group Bank AG	41,600	903,729
TOTAL AUSTRIA		2,004,801
Bailiwick of Jersey - 0.5%
Randgold Resources Ltd.	500	42,915
Randgold Resources Ltd. sponsored ADR	6,000	511,560
Shire PLC	33,000	2,408,600
TOTAL BAILIWICK OF JERSEY		2,963,075
Common Stocks - continued
	Shares	Value
Belgium - 0.6%
Anheuser-Busch InBev SA NV ADR	13,000	$ 1,586,910
Arseus NV	17,300	707,087
KBC Groupe SA (a)	22,159	1,194,768
TOTAL BELGIUM		3,488,765
Bermuda - 0.1%
China Everbright Water Ltd. (a)	162,300	135,674
DVN Holdings Ltd. (a)	836,000	117,622
Freescale Semiconductor, Inc. (a)	9,000	288,810
Nine Dragons Paper (Holdings) Ltd.	147,000	107,984
TOTAL BERMUDA		650,090
Canada - 1.0%
Agnico Eagle Mines Ltd. (Canada)	1,300	43,828
Agrium, Inc.	300	32,007
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,900	113,631
Allied Properties (REIT)	1,300	40,922
ARC Resources Ltd.	3,700	66,971
AutoCanada, Inc.	500	12,741
Avigilon Corp. (a)	2,100	31,978
B2Gold Corp. (a)	10,000	19,674
Bank of Montreal	200	11,479
Bank of Nova Scotia	1,900	91,299
Bombardier, Inc. Class B (sub. vtg.)	7,600	17,345
Canadian National Railway Co.	4,600	303,071
Canadian Natural Resources Ltd.	2,600	75,379
CCL Industries, Inc. Class B	600	62,021
CGI Group, Inc. Class A (sub. vtg.) (a)	2,300	91,135
Constellation Software, Inc.	300	83,125
Eldorado Gold Corp.	8,000	38,404
Enbridge, Inc.	5,200	251,877
Fairfax Financial Holdings Ltd. (sub. vtg.)	200	106,241
George Weston Ltd.	1,000	79,263
Gildan Activewear, Inc.	1,100	64,215
Gluskin Sheff + Associates, Inc.	900	18,755
H&R REIT/H&R Finance Trust	2,000	38,436
Imperial Oil Ltd.	3,900	144,988
Intact Financial Corp.	1,850	123,634
Jean Coutu Group, Inc. Class A (sub. vtg.)	3,300	66,197
Keyera Corp.	1,323	78,087
Labrador Iron Ore Royalty Corp.	1,300	17,740
Lundin Mining Corp. (a)	7,200	25,611
Common Stocks - continued
	Shares	Value
Canada - continued
Manulife Financial Corp.	12,400	$ 198,876
Metro, Inc. Class A (sub. vtg.)	600	47,482
National Bank of Canada	3,200	111,334
North West Co., Inc.	1,600	33,443
Novadaq Technologies, Inc. (a)	300	4,269
Open Text Corp.	1,300	73,722
Painted Pony Petroleum Ltd. (a)	3,100	16,760
Parkland Fuel Corp.	1,700	29,285
Pason Systems, Inc.	1,800	25,370
Peyto Exploration & Development Corp.	1,300	32,840
Pizza Pizza Royalty Corp.	600	6,894
Potash Corp. of Saskatchewan, Inc.	1,700	61,889
Power Corp. of Canada (sub. vtg.)	3,700	89,217
PrairieSky Royalty Ltd.	1,300	28,001
Quebecor, Inc. Class B (sub. vtg.)	1,000	25,065
Rogers Communications, Inc. Class B (non-vtg.) (e)	4,250	151,110
RONA, Inc.	3,200	32,209
Royal Bank of Canada	6,800	383,908
Silver Wheaton Corp.	700	16,080
Spartan Energy Corp. (a)	11,200	23,005
Stantec, Inc.	1,500	36,889
Stella-Jones, Inc.	1,000	28,551
Suncor Energy, Inc.	36,972	1,102,730
Tahoe Resources, Inc.	1,700	23,198
TELUS Corp.	6,000	205,824
The Toronto-Dominion Bank	9,100	362,367
Torex Gold Resources, Inc. (a)	13,600	15,519
TransForce, Inc.	2,700	61,280
Valeant Pharmaceuticals International (Canada) (a)	1,100	175,877
Vermilion Energy, Inc.	1,100	48,451
West Fraser Timber Co. Ltd.	1,400	80,406
WestJet Airlines Ltd.	1,900	45,635
Whitecap Resources, Inc. (e)	4,700	45,901
Winpak Ltd.	800	23,798
ZCL Composites, Inc.	5,400	24,988
TOTAL CANADA		5,822,227
Cayman Islands - 0.2%
21Vianet Group, Inc. ADR (a)	2,433	40,266
Alibaba Group Holding Ltd. sponsored ADR	700	62,356
Mindray Medical International Ltd. sponsored ADR	2,900	79,344
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	3,000	$ 54,870
Tencent Holdings Ltd.	16,800	283,358
Uni-President China Holdings Ltd.	286,000	245,201
Vipshop Holdings Ltd. ADR (a)	21,000	470,190
TOTAL CAYMAN ISLANDS		1,235,585
China - 0.1%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	25,000	264,973
Denmark - 0.7%
Carlsberg A/S Series B	11,100	817,558
DSV de Sammensluttede Vognmaend A/S	31,600	997,210
Novo Nordisk A/S Series B	37,400	1,666,944
William Demant Holding A/S (a)	6,700	508,642
TOTAL DENMARK		3,990,354
Finland - 0.7%
Amer Group PLC (A Shares)	25,200	480,675
Huhtamaki Oyj	35,300	968,904
Kesko Oyj	25,300	925,426
Sampo Oyj (A Shares)	15,829	767,700
Tikkurila Oyj	10,600	191,648
Valmet Corp.	89,300	1,150,363
TOTAL FINLAND		4,484,716
France - 1.4%
Atos Origin SA	8,823	653,832
bioMerieux SA	14,900	1,626,959
Bollore Group	104,700	451,830
Cap Gemini SA	200	14,593
Christian Dior SA	7,905	1,371,162
GDF Suez	52,650	1,173,529
Kering SA (e)	3,300	668,983
Publicis Groupe SA	16,924	1,270,415
Rexel SA	50,800	952,906
Safran SA	7,200	481,570
TOTAL FRANCE		8,665,779
Germany - 1.6%
adidas AG	8,300	573,901
Bayer AG	15,600	2,257,265
Brenntag AG	19,200	1,048,351
CompuGroup Medical AG	20,100	520,355
Common Stocks - continued
	Shares	Value
Germany - continued
Continental AG	6,100	$ 1,383,425
Deutsche Annington Immobilien SE	8,100	281,912
Deutsche Wohnen AG (Bearer)	31,390	817,245
Fresenius SE & Co. KGaA	26,400	1,514,272
GEA Group AG	26,981	1,227,011
MLP AG	69,189	275,206
TOTAL GERMANY		9,898,943
Hong Kong - 0.5%
AIA Group Ltd.	196,400	1,140,090
Champion (REIT)	282,000	138,106
Cheung Kong Holdings Ltd.	19,000	362,573
Lenovo Group Ltd.	132,000	169,962
Power Assets Holdings Ltd.	22,500	235,332
SJM Holdings Ltd.	68,000	99,834
Techtronic Industries Co. Ltd.	92,000	300,451
Wharf Holdings Ltd.	35,000	283,543
TOTAL HONG KONG		2,729,891
Ireland - 2.8%
Actavis PLC (a)	31,300	8,342,702
Alkermes PLC (a)	43,400	3,135,650
DCC PLC (United Kingdom)	13,000	690,804
Greencore Group PLC	111,821	519,085
James Hardie Industries PLC CDI	27,166	272,388
Medtronic PLC	35,000	2,499,000
Ryanair Holdings PLC sponsored ADR	11,300	745,574
United Drug PLC (United Kingdom)	156,956	924,115
TOTAL IRELAND		17,129,318
Israel - 0.1%
Sarine Technologies Ltd.	214,500	412,811
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,000	398,020
TOTAL ISRAEL		810,831
Italy - 0.4%
Amplifon SpA	160,700	962,432
World Duty Free SpA (a)	104,757	1,156,528
TOTAL ITALY		2,118,960
Japan - 4.3%
AEON Financial Service Co. Ltd.	44,000	790,692
AEON MALL Co. Ltd.	18,980	314,643
Common Stocks - continued
	Shares	Value
Japan - continued
Artnature, Inc.	9,000	$ 94,103
Asahi Kasei Corp.	46,000	454,299
Bridgestone Corp.	20,000	799,347
Dai-ichi Mutual Life Insurance Co.	34,400	460,878
Daikin Industries Ltd.	11,400	793,280
Don Quijote Holdings Co. Ltd.	4,800	349,476
Fuji Heavy Industries Ltd.	14,500	522,976
Hitachi Metals Ltd.	58,000	945,126
Hoya Corp.	29,000	1,123,825
JAFCO Co. Ltd.	8,100	265,370
KDDI Corp.	12,300	868,244
Kubota Corp.	36,000	534,434
LIXIL Group Corp.	25,100	489,050
Makita Corp.	13,700	607,685
Mitsubishi Electric Corp.	24,000	277,578
Mitsubishi Heavy Industries Ltd.	139,000	767,224
NEC Corp.	250,000	706,164
Nihon Kohden Corp.	12,300	608,419
Nihon Parkerizing Co. Ltd.	13,500	321,851
Nippon Ceramic Co. Ltd.	18,900	284,802
Nippon Shinyaku Co. Ltd.	10,000	330,343
Nissan Motor Co. Ltd.	75,300	642,100
OBIC Co. Ltd.	11,200	375,701
ORIX Corp.	103,300	1,187,002
Panasonic Corp.	86,300	980,357
Rakuten, Inc.	37,900	524,698
ROHM Co. Ltd.	18,600	1,195,829
Seiko Epson Corp.	12,400	503,600
SoftBank Corp.	19,500	1,147,608
Stanley Electric Co. Ltd.	42,600	948,150
Sumitomo Mitsui Financial Group, Inc.	16,600	557,044
Sumitomo Mitsui Trust Holdings, Inc.	147,000	516,929
Temp Holdings Co., Ltd.	20,700	699,752
Tokyo Tatemono Co. Ltd.	48,000	324,056
Toray Industries, Inc.	76,000	647,374
Tosoh Corp.	147,000	792,457
Toyota Motor Corp.	16,500	1,063,771
Welcia Holdings Co. Ltd.	5,800	213,492
Yamaha Motor Co. Ltd.	53,500	1,173,385
TOTAL JAPAN		26,203,114
Common Stocks - continued
	Shares	Value
Luxembourg - 0.1%
GAGFAH SA (a)	17,600	$ 392,191
Samsonite International SA	58,200	176,630
TOTAL LUXEMBOURG		568,821
Netherlands - 0.9%
ING Groep NV (Certificaten Van Aandelen) (a)	121,600	1,511,781
NXP Semiconductors NV (a)	31,000	2,459,540
Reed Elsevier NV	45,021	1,100,699
Royal DSM NV	10,300	549,594
TOTAL NETHERLANDS		5,621,614
New Zealand - 0.0%
Fletcher Building Ltd.	20,152	121,990
Norway - 0.1%
Telenor ASA	38,400	826,560
Portugal - 0.1%
CTT Correios de Portugal SA	55,641	587,875
Singapore - 0.0%
Rex International Holdings Ltd. (a)	792,900	224,305
Spain - 0.4%
Amadeus IT Holding SA Class A	33,600	1,351,281
Red Electrica Corporacion SA	12,700	1,084,362
TOTAL SPAIN		2,435,643
Sweden - 2.0%
Elekta AB (B Shares)	97,598	1,047,437
Getinge AB (B Shares)	61,700	1,523,448
H&M Hennes & Mauritz AB (B Shares)	35,991	1,483,277
Hemfosa Fastigheter AB (a)	49,700	1,069,179
Indutrade AB	23,200	946,035
Kungsleden AB	143,695	1,102,781
Lundbergfoeretagen AB	2,400	105,175
Nordea Bank AB	104,800	1,333,717
SKF AB (B Shares)	51,400	1,214,462
Svenska Cellulosa AB (SCA) (B Shares)	42,000	1,016,219
Svenska Handelsbanken AB (A Shares)	19,800	939,963
TOTAL SWEDEN		11,781,693
Switzerland - 1.1%
Aryzta AG	180	13,556
Julius Baer Group Ltd.	24,670	1,010,229
Roche Holding AG (participation certificate)	11,609	3,128,828
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sonova Holding AG Class B	4,181	$ 551,426
Syngenta AG (Switzerland)	1,471	479,154
Zurich Insurance Group AG	3,686	1,225,990
TOTAL SWITZERLAND		6,409,183
United Kingdom - 3.8%
Aberdeen Asset Management PLC	140,143	923,912
Babcock International Group PLC	67,230	1,018,694
BG Group PLC	62,600	834,950
British American Tobacco PLC (United Kingdom)	45,700	2,578,212
British Land Co. PLC	83,800	1,046,991
Bunzl PLC	41,469	1,184,878
Compass Group PLC	60,235	1,044,256
Dechra Pharmaceuticals PLC	40,300	525,054
Diageo PLC	59,812	1,770,472
ITE Group PLC	3,200	6,302
ITV PLC	262,300	869,168
Land Securities Group PLC	48,370	928,171
Lloyds Banking Group PLC (a)	1,474,800	1,633,805
London Stock Exchange Group PLC	27,145	966,949
Next PLC	8,100	882,686
Prudential PLC	72,995	1,774,537
Rolls-Royce Group PLC	103,727	1,392,823
Royal & Sun Alliance Insurance Group PLC (a)	93,885	642,424
Schroders PLC	14,300	624,190
St. James's Place Capital PLC	45,300	585,421
Standard Chartered PLC (United Kingdom)	128,484	1,717,900
TOTAL UNITED KINGDOM		22,951,795
United States of America - 29.6%
Adobe Systems, Inc. (a)	153,200	10,743,916
Agios Pharmaceuticals, Inc. (a)	3,000	347,760
Alaska Air Group, Inc.	13,000	882,310
Alexion Pharmaceuticals, Inc. (a)	2,500	458,100
Allegiant Travel Co.	1,000	181,270
Alnylam Pharmaceuticals, Inc. (a)	1,726	161,951
Amazon.com, Inc. (a)	1,000	354,530
American Airlines Group, Inc.	29,400	1,442,952
American Electric Power Co., Inc.	3,000	188,430
Ameriprise Financial, Inc.	62,700	7,833,738
Amgen, Inc.	31,000	4,720,060
Anthem, Inc.	12,600	1,700,496
Common Stocks - continued
	Shares	Value
United States of America - continued
Autodesk, Inc. (a)	5,000	$ 270,025
Avalanche Biotechnologies, Inc. (a)	700	27,776
Bank of America Corp.	167,800	2,542,170
Becton, Dickinson & Co.	3,000	414,240
Biogen Idec, Inc. (a)	3,000	1,167,480
BioMarin Pharmaceutical, Inc. (a)	5,000	485,800
bluebird bio, Inc. (a)	2,600	241,566
Booz Allen Hamilton Holding Corp. Class A	13,000	378,430
Bristol-Myers Squibb Co.	19,000	1,145,130
Cabela's, Inc. Class A (a)	3,000	164,850
Cabot Oil & Gas Corp.	112,000	2,968,000
Celgene Corp. (a)	31,000	3,693,960
Chimerix, Inc. (a)	1,600	64,176
Chipotle Mexican Grill, Inc. (a)	800	567,872
Church & Dwight Co., Inc.	7,000	566,440
CMS Energy Corp.	4,000	150,920
Comcast Corp. Class A	31,000	1,647,495
Constellation Brands, Inc. Class A (sub. vtg.) (a)	30,000	3,313,500
Cummins, Inc.	14,800	2,064,008
CVS Health Corp.	106,500	10,454,040
Cypress Semiconductor Corp.	21,000	309,330
Delta Air Lines, Inc.	23,000	1,088,130
Denbury Resources, Inc.	116,000	800,400
Domino's Pizza, Inc.	7,000	693,350
Dr. Pepper Snapple Group, Inc.	3,000	231,810
Dynegy, Inc. (a)	63,900	1,745,748
Ecolab, Inc.	15,100	1,566,927
Edison International	9,000	613,350
Entellus Medical, Inc.	1,200	25,908
Exelon Corp.	24,000	864,960
Express Scripts Holding Co. (a)	10,000	807,100
Facebook, Inc. Class A (a)	34,800	2,641,668
FedEx Corp.	20,500	3,466,755
Fidelity National Information Services, Inc.	5,000	312,150
Freeport-McMoRan, Inc.	1,000	16,810
Gilead Sciences, Inc. (a)	94,000	9,854,020
Google, Inc. Class A (a)	9,000	4,837,950
Humana, Inc.	11,000	1,610,840
Illumina, Inc. (a)	800	156,152
inContact, Inc. (a)	47,000	402,790
Intel Corp.	1,000	33,040
Intercept Pharmaceuticals, Inc. (a)	9,900	1,990,197
Common Stocks - continued
	Shares	Value
United States of America - continued
Intuit, Inc.	48,000	$ 4,167,360
Isis Pharmaceuticals, Inc. (a)	3,700	253,487
Juno Therapeutics, Inc.	5,000	213,750
Level 3 Communications, Inc. (a)	14,000	696,360
Lithia Motors, Inc. Class A (sub. vtg.)	5,100	431,970
lululemon athletica, Inc. (a)	11,000	728,640
M/A-COM Technology Solutions Holdings, Inc. (a)	23,000	747,730
MarketAxess Holdings, Inc.	5,000	379,850
Marriott International, Inc. Class A	11,000	819,500
MasterCard, Inc. Class A	41,800	3,428,854
McGraw Hill Financial, Inc.	139,000	12,432,160
Mead Johnson Nutrition Co. Class A	400	39,396
Moody's Corp.	30,000	2,739,900
Neurocrine Biosciences, Inc. (a)	13,000	437,580
Newmont Mining Corp.	7,000	176,050
NextEra Energy Partners LP	4,100	164,369
NiSource, Inc.	33,000	1,427,580
Oracle Corp.	7,000	293,230
Pacira Pharmaceuticals, Inc. (a)	1,000	107,350
Palo Alto Networks, Inc. (a)	2,200	278,058
Papa John's International, Inc.	6,000	380,760
Pharmacyclics, Inc. (a)	5,000	843,750
Piedmont Office Realty Trust, Inc. Class A	29,000	566,370
Prestige Brands Holdings, Inc. (a)	113,000	3,871,380
Procter & Gamble Co.	36,000	3,034,440
PulteGroup, Inc.	99,000	2,038,410
Puma Biotechnology, Inc. (a)	2,000	422,160
Ralph Lauren Corp.	7,500	1,251,675
Realogy Holdings Corp. (a)	6,000	279,000
Regeneron Pharmaceuticals, Inc. (a)	400	166,664
Rock-Tenn Co. Class A	7,000	454,300
Ross Stores, Inc.	31,500	2,888,865
Royal Gold, Inc.	900	65,214
salesforce.com, Inc. (a)	4,300	242,735
Shake Shack, Inc. Class A	200	9,180
Southwest Airlines Co.	21,000	948,780
Southwestern Energy Co. (a)	32,000	793,280
Spark Therapeutics, Inc.	600	30,000
Spirit Airlines, Inc. (a)	31,300	2,320,582
Synageva BioPharma Corp. (a)	3,000	345,660
T-Mobile U.S., Inc. (a)	15,000	452,700
Target Corp.	28,000	2,061,080
Common Stocks - continued
	Shares	Value
United States of America - continued
The Cooper Companies, Inc.	3,600	$ 567,540
The Hain Celestial Group, Inc. (a)	7,000	369,390
The Walt Disney Co.	20,400	1,855,584
TJX Companies, Inc.	8,100	534,114
Twitter, Inc. (a)	3,000	112,590
Ultragenyx Pharmaceutical, Inc.	1,100	63,910
Union Pacific Corp.	58,800	6,891,948
United Continental Holdings, Inc. (a)	8,000	554,960
UnitedHealth Group, Inc.	29,000	3,081,250
Vertex Pharmaceuticals, Inc. (a)	4,000	440,560
Visa, Inc. Class A	8,200	2,090,262
Wal-Mart Stores, Inc.	24,000	2,039,520
Wells Fargo & Co.	57,000	2,959,440
Whirlpool Corp.	3,000	597,240
Workday, Inc. Class A (a)	300	23,838
Xcel Energy, Inc.	38,000	1,426,140
XenoPort, Inc. (a)	7,000	58,310
Zebra Technologies Corp. Class A (a)	67,000	5,591,820
Zimmer Holdings, Inc.	9,000	1,008,900
TOTAL UNITED STATES OF AMERICA		179,110,251
TOTAL COMMON STOCKS (Cost $293,829,045)		330,606,128
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
United States of America - 0.2%
Dynegy, Inc. 5.375%	2,500	258,750
Southwestern Energy Co. Series B 6.25% (a)	20,600	1,117,550
TOTAL UNITED STATES OF AMERICA		1,376,300
Nonconvertible Preferred Stocks - 0.3%
Germany - 0.3%
Volkswagen AG	6,900	1,546,145
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	30,690,583	46,226
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,592,371
TOTAL PREFERRED STOCKS (Cost $2,448,266)		2,968,671
Nonconvertible Bonds - 10.6%
		Principal Amount (d)	Value
Australia - 0.1%
Aurizon Network Pty Ltd. 2% 9/18/24 (Reg. S)	EUR	450,000	$ 528,529
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	320,519
TOTAL AUSTRALIA			849,048
Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	500,000	794,423
4.7201% 7/31/18 (Reg. S)	GBP	600,000	978,900
TOTAL BAILIWICK OF JERSEY			1,773,323
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	431,954
Canada - 0.2%
Methanex Corp. 4.25% 12/1/24		1,250,000	1,256,314
The Toronto Dominion Bank 2.375% 10/19/16		250,000	256,753
TOTAL CANADA			1,513,067
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	180,495	303,792
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	253,120
6.875% 3/14/26	GBP	150,000	298,630
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	232,928
TOTAL CAYMAN ISLANDS			1,088,470
France - 0.5%
Arkema SA 3.85% 4/30/20	EUR	300,000	392,504
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		350,000	358,584
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	618,683
EDF SA 4.625% 9/11/24	EUR	150,000	223,699
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,010,426
Iliad SA 4.875% 6/1/16	EUR	500,000	593,301
TOTAL FRANCE			3,197,197
Germany - 0.5%
Deutsche Bank AG 1.25% 9/8/21	EUR	1,400,000	1,619,365
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	658,339
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Germany - continued
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	200,000	$ 262,724
3.125% 7/10/23	EUR	250,000	331,950
TOTAL GERMANY			2,872,378
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	419,135
Ireland - 0.4%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	196,436
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	758,614
Medtronic, Inc.:
3.5% 3/15/25 (f)		700,000	743,799
4.375% 3/15/35 (f)		450,000	500,704
4.625% 3/15/45 (f)		450,000	521,232
TOTAL IRELAND			2,720,785
Italy - 0.2%
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	721,406
Intesa Sanpaolo SpA 4.875% 7/10/15	EUR	300,000	345,286
Unione di Banche Italiane ScpA 4.5% 2/22/16	EUR	200,000	235,974
TOTAL ITALY			1,302,666
Japan - 0.1%
Sumitomo Life Insurance Co. 6.5% 9/20/73 (Reg. S) (h)		400,000	458,000
Korea (South) - 0.2%
Export-Import Bank of Korea 5% 4/11/22		200,000	231,976
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	200,282
National Agricultural Cooperative Federation 4.25% 1/28/16 (Reg. S)		450,000	463,564
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	203,326
TOTAL KOREA (SOUTH)			1,099,148
Netherlands - 0.7%
Achmea BV 2.5% 11/19/20	EUR	500,000	614,895
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	481,225
Deutsche Annington Finance BV:
3.2% 10/2/17 (f)		350,000	360,549
5% 10/2/23 (f)		450,000	500,765
Heineken NV 1.4% 10/1/17 (f)		550,000	552,870
LYB International Finance BV:
4% 7/15/23		500,000	529,172
4.875% 3/15/44		500,000	547,983
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Netherlands - continued
Volkswagen International Finance NV 2.375% 3/22/17 (f)		$ 400,000	$ 410,315
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	181,353
TOTAL NETHERLANDS			4,179,127
Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	401,167
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	420,311
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	278,688
TOTAL SINGAPORE			698,999
Spain - 0.1%
BBVA U.S. Senior SA 4.664% 10/9/15		500,000	512,516
Sweden - 0.1%
Svenska Handelsbanken AB 2.656% 1/15/24 (h)	EUR	441,000	523,041
Switzerland - 0.1%
Credit Suisse Group 5.75% 9/18/25 (Reg. S) (h)	EUR	300,000	389,889
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	311,250
United Kingdom - 1.5%
Abbey National Treasury Services PLC:
2% 1/14/19 (Reg. S)	EUR	550,000	654,204
3.625% 9/8/16	EUR	400,000	477,017
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	617,964
6.75% 1/16/23 (h)	GBP	300,000	498,851
BAT International Finance PLC 3.25% 6/7/22 (f)		200,000	207,941
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	350,000	405,763
Centrica PLC 5.375% 10/16/43 (f)		200,000	243,420
Channel Link Enterprises Finance PLC 3.426% 6/30/50 (h)	EUR	950,000	1,065,456
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	197,941
Eastern Power Networks PLC 6.25% 11/12/36	GBP	160,000	356,118
Eversholt Funding PLC 6.697% 2/22/35	GBP	100,000	210,468
Experian Finance PLC 2.375% 6/15/17 (f)		425,000	428,656
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	667,297
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	630,445
Intu Properties PLC 3.875% 3/17/23	GBP	300,000	487,449
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	$ 440,679
Sky PLC 2.5% 9/15/26 (Reg. S)	EUR	700,000	860,394
Tesco PLC 5.875% 9/12/16	EUR	100,000	121,120
Unite (USAF) II PLC 3.374% 6/30/28	GBP	150,000	241,126
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	262,339
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	323,060
TOTAL UNITED KINGDOM			9,397,708
United States of America - 5.0%
AbbVie, Inc. 1.75% 11/6/17		400,000	402,904
Altria Group, Inc.:
2.85% 8/9/22		500,000	502,159
9.25% 8/6/19		134,000	174,814
American Express Co. 1.55% 5/22/18		550,000	550,898
American International Group, Inc. 5% 4/26/23	GBP	200,000	357,229
Anadarko Petroleum Corp. 3.45% 7/15/24		900,000	914,876
AutoZone, Inc. 3.125% 7/15/23		400,000	404,897
Bank of America Corp. 4.2% 8/26/24		950,000	988,259
Bayer U.S. Finance LLC 3.375% 10/8/24 (f)		550,000	586,450
Burlington Northern Santa Fe LLC 3.4% 9/1/24		550,000	578,097
Chevron Corp.:
2.427% 6/24/20		200,000	206,972
3.191% 6/24/23		300,000	320,869
Citigroup, Inc.:
2.125% 9/10/26 (Reg. S)	EUR	950,000	1,122,312
2.375% 5/22/24 (Reg. S)	EUR	1,100,000	1,341,922
4.5% 1/14/22		150,000	168,186
Comcast Corp.:
3.6% 3/1/24		350,000	381,203
4.75% 3/1/44		350,000	423,314
Frontier Oil Corp. 6.875% 11/15/18		250,000	257,813
General Electric Capital Corp. 4.65% 10/17/21		250,000	287,190
General Electric Co.:
4.5% 3/11/44		650,000	763,541
5.25% 12/6/17		550,000	613,619
Glencore Funding LLC 3.125% 4/29/19 (f)		250,000	251,551
Goldman Sachs Group, Inc. 3.85% 7/8/24		650,000	689,975
Illinois Tool Works, Inc. 3% 5/19/34	EUR	600,000	829,269
Jefferies Group, Inc. 2.375% 5/20/20 (Reg. S)	EUR	1,150,000	1,314,880
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19		900,000	920,390
3.5% 3/10/25		950,000	993,898
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Metropolitan Life Global Funding I 3% 1/10/23 (f)		$ 350,000	$ 360,332
Morgan Stanley:
2.375% 7/23/19		4,200,000	4,237,342
4.35% 9/8/26		950,000	996,246
NBCUniversal, Inc. 4.375% 4/1/21		500,000	561,225
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	121,305
2.875% 5/30/24	EUR	150,000	196,085
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24		550,000	557,675
8.75% 5/1/19		100,000	125,774
Prologis LP:
3% 1/18/22	EUR	300,000	376,968
3% 6/2/26	EUR	250,000	315,215
3.375% 2/20/24	EUR	450,000	588,690
Qwest Corp. 6.75% 12/1/21		650,000	756,855
Reynolds American, Inc.:
1.05% 10/30/15		200,000	200,177
3.25% 11/1/22		200,000	201,209
Roche Holdings, Inc. 6% 3/1/19 (f)		89,000	104,152
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	456,517
2.45% 1/15/17 (f)		400,000	409,751
3.75% 1/15/22 (f)		200,000	213,886
Scripps Networks Interactive, Inc. 3.9% 11/15/24		400,000	426,758
Verizon Communications, Inc. 5.15% 9/15/23		350,000	401,986
Viacom, Inc. 4.25% 9/1/23		250,000	265,748
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	677,634
Walt Disney Co.:
0.45% 12/1/15		350,000	350,336
2.35% 12/1/22		150,000	151,397
Wells Fargo & Co. 3.676% 6/15/16		450,000	467,648
William Wrigley Jr. Co. 2.9% 10/21/19 (f)		150,000	155,258
TOTAL UNITED STATES OF AMERICA			30,023,656
TOTAL NONCONVERTIBLE BONDS (Cost $63,521,627)			64,162,524
Government Obligations - 23.8%
		Principal Amount (d)	Value
Bahrain - 0.1%
Bahrain Kingdom 6% 9/19/44 (Reg. S)		$ 400,000	$ 388,000
Canada - 0.8%
Canadian Government 1.5% 6/1/23	CAD	6,000,000	4,893,114
Denmark - 0.4%
Danish Kingdom Indexed Link CPI, 0.1% 11/15/23	DKK	15,538,050	2,491,070
Germany - 3.1%
German Federal Republic:
0.25% 10/11/19	EUR	200,000	229,496
0.5% 10/13/17	EUR	150,000	172,495
1% 8/15/24	EUR	3,000,000	3,620,384
1.5% 5/15/24	EUR	8,150,000	10,260,672
2.5% 7/4/44	EUR	2,650,000	4,229,731
TOTAL GERMANY			18,512,778
Italy - 3.8%
Buoni del Tesoro Poliennali:
Indexed-Linked Bond, 2.35% 9/15/24 (f)	EUR	1,003,920	1,298,477
4.5% 3/1/24	EUR	5,450,000	7,697,263
5.5% 11/1/22	EUR	5,250,000	7,713,816
Italian Republic Inflation-Indexed Bond 2.25% 4/22/17	EUR	5,478,055	6,427,519
TOTAL ITALY			23,137,075
Japan - 10.2%
Japan Government:
Inflation-Indexed Bond, 0.1% 9/10/24	JPY	476,100,000	4,154,024
0.1% 2/15/16	JPY	1,680,000,000	14,320,845
0.3% 6/20/15	JPY	1,085,000,000	9,250,440
1.3% 3/20/20	JPY	250,000,000	2,264,962
1.3% 6/20/20	JPY	781,000,000	7,096,618
1.3% 3/20/21	JPY	802,750,000	7,355,352
1.7% 9/20/32	JPY	1,014,450,000	9,777,620
2% 9/20/40	JPY	781,000,000	7,761,356
TOTAL JAPAN			61,981,217
Netherlands - 0.9%
Dutch Government 2.75% 1/15/47	EUR	3,150,000	5,233,828
Government Obligations - continued
		Principal Amount (d)	Value
Spain - 2.1%
Spanish Kingdom:
Inflation-Indexed Bond,1.8% 11/30/24 (f)	EUR	2,000,620	$ 2,542,958
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	8,175,121
5.5% 4/30/21	EUR	1,400,000	2,005,517
TOTAL SPAIN			12,723,596
United Arab Emirates - 0.1%
Sharjah Government 3.764% 9/17/24 (Reg. S)		800,000	858,000
United Kingdom - 1.1%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	1,150,000	2,181,860
4% 3/7/22	GBP	1,250,000	2,255,069
5% 3/7/25	GBP	1,200,000	2,430,515
TOTAL UNITED KINGDOM			6,867,444
United States of America - 1.2%
U.S. Treasury Bonds:
2.75% 8/15/42		200,000	221,250
2.75% 11/15/42		450,000	497,988
3.625% 2/15/44		450,000	584,754
U.S. Treasury Notes:
1.375% 9/30/18		2,300,000	2,335,579
1.75% 5/15/23		2,000,000	2,025,938
2.125% 6/30/21		450,000	469,336
2.75% 11/15/23		800,000	875,313
TOTAL UNITED STATES OF AMERICA			7,010,158
TOTAL GOVERNMENT OBLIGATIONS (Cost $155,245,689)			144,096,280
Asset-Backed Securities - 0.1%

Bavarian Sky SA 0.265% 6/20/20 (h) (Cost $338,020)	EUR	261,211	295,153
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Granite Master Issuer PLC Series 2005-1 Class A5, 0.182% 12/20/54 (h) (Cost $119,573)	EUR	96,160	108,193
Commercial Mortgage Securities - 0.0%
		Principal Amount (d)	Value
United Kingdom - 0.0%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0881% 4/19/21 (h) (Cost $182,224)	GBP	119,253	$ 178,272
Supranational Obligations - 0.2%

European Investment Bank 1.75% 3/15/17 (Cost $998,082)		1,000,000	1,023,209
Fixed-Income Funds - 1.0%
Shares
iShares Barclays 20+ Year Treasury Bond ETF (Cost $6,134,569)	45,500	6,301,750
Preferred Securities - 0.6%
		Principal Amount (d)
Cayman Islands - 0.1%
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (g)(h)	GBP	250,000	548,619
France - 0.1%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (h)		350,000	408,293
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (h)		550,000	630,075
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (h)	EUR	800,000	1,029,112
United Kingdom - 0.1%
Lloyds Banking Group PLC 7% (Reg. S) (g)(h)	GBP	500,000	756,417
TOTAL PREFERRED SECURITIES (Cost $3,516,578)			3,372,516
Money Market Funds - 8.3%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	49,131,052	$ 49,131,052
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	848,335	848,335
TOTAL MONEY MARKET FUNDS (Cost $49,979,387)		49,979,387
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $576,313,060)		603,092,083
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,921,794
NET ASSETS - 100%		$ 605,013,877
Currency Abbreviations
CAD	-	Canadian dollar
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,609,334 or 1.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,611
Fidelity Emerging Markets Debt Central Fund	37,113
Fidelity High Income Central Fund 1	46,223
Fidelity Securities Lending Cash Central Fund	5,437
Total	$ 101,384
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 4,668,216	$ 45,023	$ 4,421,144	$ -	0.0%
Fidelity High Income Central Fund 1	8,142,502	47,734	8,032,795	-	0.0%
Total	$ 12,810,718	$ 92,757	$ 12,453,939	$ -
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 39,748,512	$ 30,428,222	$ 9,320,290	$ -
Consumer Staples	30,293,061	25,267,306	5,025,755	-
Energy	8,826,542	7,673,863	1,152,679	-
Financials	65,124,799	50,164,839	14,959,960	-
Health Care	77,046,791	68,288,317	8,758,474	-
Industrials	41,192,069	35,543,599	5,648,470	-
Information Technology	46,863,186	41,653,624	5,209,562	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	10,259,499	4,989,733	5,269,766	-
Telecommunication Services	4,751,196	2,735,344	2,015,852	-
Utilities	9,469,144	9,098,138	371,006	-
Corporate Bonds	64,162,524	-	64,162,524	-
Government Obligations	144,096,280	-	144,096,280	-
Asset-Backed Securities	295,153	-	295,153	-
Collateralized Mortgage Obligations	108,193	-	108,193	-
Commercial Mortgage Securities	178,272	-	178,272	-
Supranational Obligations	1,023,209	-	1,023,209	-
Fixed-Income Funds	6,301,750	6,301,750	-	-
Preferred Securities	3,372,516	-	3,372,516	-
Money Market Funds	49,979,387	49,979,387	-	-
Total Investments in Securities:	$ 603,092,083	$ 332,124,122	$ 270,967,961	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $578,066,698. Net unrealized appreciation aggregated $25,025,385, of which $49,611,102 related to appreciated investment securities and $24,585,717 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 1, 2015